Entity Level Disclosures	12 Months Ended
Dec. 31, 2018
Entity Level Disclosures
ENTITY LEVEL DISCLOSURES

NOTE 21 - ENTITY LEVEL DISCLOSURES:

Management has determined the operating segment based on the information reviewed by the chief operating decision maker for the purposes of allocating resources and assessing performance. Accordingly, for management purposes, the Company has one operating segment, which is based on its revenues from licenses and services.

As of the date of these consolidated financial statements, the Company's activities are mainly focused on data security services and development and marketing of data security solutions. Most of the Company's customers are commercial Israeli and American companies. The remaining Company customers are European companies. Set forth below is a breakdown of the Company's revenues by geographic regions:

	Israel	USA	Other	Total
		U.S. dollars in thousands
Company's revenues:
For the year 2018	988	353	125	1,466
For the year 2017	823	227	46	1,096
For the year 2016*	590	243	10	843

*	The Company has initially applied IFRS 15 using the modified retrospective approach, the comparative information is not restated, See Note 2(q).

Principal customers:	Year ended December 31
	2018	2017	2016*
	U.S. dollars in thousands
Revenue with principal customers	308	436	499

	Percentage of total sales
Customer A	8%	21%	23%
Customer B	2%	13%	-
Customer C	11%	2%	-
Customer D	10%	-	-
Customer E	2%	3%	23%
Customer F	1%	3%	14%

*	The Company has initially applied IFRS 15 using the modified retrospective approach, the comparative information is not restated, See Note 2(q).